UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche Emerging Markets Frontier Fund

Contents
3 Letter to Shareholders
4 Portfolio Management Team
4 Portfolio Summary
7 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
19 Notes to Financial Statements
28 Information About Your Fund's Expenses
30 Advisory Agreement Board Considerations and Fee Evaluation
33 Account Management Resources
35 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The risks of investing in emerging-market countries are magnified in frontier market countries and may include the potential for extreme price volatility and illiquidity. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. These risks may be magnified by government ownership or control, trade barriers, exchange controls, protectionist measures, and relatively new and unsettled securities laws. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because these companies’ earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), the stocks tend to be less liquid, companies may be newly formed or in the early stages of development, less public information may be available about these companies and they may trade less frequently. Small-company stocks tend to be more volatile than medium-sized or large-company stocks. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Portfolio Management Team

Sean Taylor, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Head of Emerging Markets Equities: London.

— Joined Deutsche Asset & Wealth Management in 2013.

— Prior to his current role, he served as Head of Emerging Markets at Pioneer Investments, Investment Director at GAM, based in London and Dubai, and Head of International & Emerging Markets at Societe Generale.

— MBA, Manchester Business School.

Andrew Beal, Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 2014 with 22 years of prior industry experience. Prior to joining, he was responsible for emerging markets investments at Schroders, Nicolas Applegate and Henderson Global Investors.

— BSc in Economics and Politics from University of Bath.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at February 28, 2015 (29.3% of Net Assets)	Country	Percent
1. Universal Robina Corp. Manufactures, markets and distributes branded consumer foods	Philippines	3.4%
2. Siam Cement PCL Diversified industrials company	Thailand	3.2%
3. BDO Unibank, Inc. Full-service universal bank	Philippines	3.2%
4. Ayala Land, Inc. Develops and invests in real estate properties	Philippines	3.0%
5. Grupo Financiero Galicia SA Financial services holding company	Argentina	2.9%
6. DMCI Holdings, Inc. Provides general construction and infrastructure construction through its subsidiaries	Philippines	2.9%
7. GT Capital Holdings, Inc. Investment holding company	Philippines	2.9%
8. International Container Terminal Services, Inc. Provides containerized cargo handling services	Philippines	2.8%
9. Credicorp Ltd. Provider of a full range of financial services	Peru	2.6%
10. YPF SA Explores, develops and produces oil and natural gas	Argentina	2.4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 7. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 33 for contact information.

Investment Portfolio as of February 28, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 79.5%
Argentina 7.2%
BBVA Banco Frances SA (ADR)	3,000	50,580
Grupo Financiero Galicia SA (ADR)	3,950	81,804
YPF SA (ADR)	2,700	69,363
(Cost $187,686)		201,747
Cambodia 2.2%
NagaCorp Ltd. (Cost $66,978)	89,500	61,253
Colombia 5.7%
Almacenes Exito SA	3,300	32,604
Bancolombia SA (ADR)	1,100	45,210
Grupo Aval Acciones y Valores (ADR)	3,700	36,038
Grupo de Inversiones Suramericana SA	2,400	33,639
Pacific Rubiales Energy Corp.	3,800	11,338
(Cost $280,466)		158,829
Egypt 1.1%
Global Telecom Holding SAE (GDR)* (Cost $40,861)	12,000	30,600
Georgia 1.2%
Bank of Georgia Holdings PLC (Cost $51,663)	1,300	34,610
Iraq 0.6%
Genel Energy PLC* (Cost $26,119)	1,800	16,169
Kazakhstan 2.1%
KCell JSC (GDR) (REG S) (Cost $80,753)	7,200	59,170
Niger 0.5%
Savannah Petroleum PLC* (Cost $25,856)	33,000	13,501
Nigeria 1.7%
Guaranty Trust Bank PLC	370,000	42,928
Nestle Nigeria PLC	1,363	5,518
(Cost $74,015)		48,446
Peru 6.8%
Credicorp Ltd.	500	72,610
Grana y Montero SAA (ADR)	3,300	30,195
InRetail Peru Corp.*	1,300	20,540
Southern Copper Corp.	2,200	65,494
(Cost $218,228)		188,839
Philippines 33.1%
ABS-CBN Holdings Corp. (PDR)	41,000	61,254
Alliance Global Group, Inc.	69,000	37,217
Ayala Land, Inc.	102,300	84,033
BDO Unibank, Inc.	35,200	88,604
Belle Corp.	213,000	20,724
Bloomberry Resorts Corp.*	255,000	62,440
DMCI Holdings, Inc.	226,000	80,963
Globe Telecom, Inc.	1,200	51,831
GT Capital Holdings, Inc.	3,020	80,875
International Container Terminal Services, Inc.	31,400	79,947
Megaworld Corp.	539,000	66,846
Melco Crown Philippines Resorts Corp.*	126,000	29,130
Metro Pacific Investments Corp.	349,000	42,739
Rizal Commercial Banking Corp.	43,000	44,963
Universal Robina Corp.	19,150	94,599
(Cost $889,730)		926,165
Poland 1.6%
Powszechny Zaklad Ubezpieczen SA (Cost $50,343)	350	46,139
Puerto Rico 2.5%
Popular, Inc.* (Cost $61,620)	2,000	69,020
Saudi Arabia 1.7%
Hikma Pharmaceuticals PLC (Cost $33,158)	1,230	46,909
South Africa 2.2%
MTN Group Ltd. (Cost $76,499)	3,500	62,063
Thailand 4.7%
BTS Group Holdings PCL (NVDR)	139,000	41,268
Siam Cement PCL (NVDR)	5,500	89,099
(Cost $118,218)		130,367
Turkey 3.4%
Tofas Turk Otomobil Fabrikasi AS	7,300	47,669
Turkiye Halk Bankasi AS	7,850	46,706
(Cost $101,413)		94,375
United Arab Emirates 1.2%
Emaar Properties PJSC	2,000	4,068
NMC Health PLC	3,300	29,852
(Cost $31,624)		33,920
Total Common Stocks (Cost $2,415,230)		2,222,122
Exchange-Traded Fund 3.8%
Vietnam
Market Vectors Vietnam Fund (Cost $104,394)	5,375	105,511

Closed-End Investment Company 1.5%
Romania
Fondul Proprietatea SA* (Cost $51,968)	191,000	41,337

Cash Equivalents 18.2%
Central Cash Management Fund, 0.06% (a) (Cost $509,323)	509,323	509,323

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,080,915)†	103.0	2,878,293
Other Assets and Liabilities, Net	(3.0)	(83,298)
Net Assets	100.0	2,794,995

* Non-income producing security.

† The cost for federal income tax purposes was $3,080,915. At February 28, 2015, net unrealized depreciation for all securities based on tax cost was $202,622. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $138,309 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $340,931.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non-Voting Depository Receipt

PDR: Philippine Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$201,747	$—	$—	$201,747
Cambodia	—	61,253	—	61,253
Colombia	158,829	—	—	158,829
Egypt	30,600	—	—	30,600
Georgia	—	34,610	—	34,610
Iraq	—	16,169	—	16,169
Kazakhstan	—	59,170	—	59,170
Niger	—	13,501	—	13,501
Nigeria	—	48,446	—	48,446
Peru	188,839	—	—	188,839
Philippines	—	926,165	—	926,165
Poland	—	46,139	—	46,139
Puerto Rico	69,020	—	—	69,020
Saudi Arabia	—	46,909	—	46,909
South Africa	—	62,063	—	62,063
Thailand	—	130,367	—	130,367
Turkey	—	94,375	—	94,375
United Arab Emirates	—	33,920	—	33,920
Exchange-Traded Fund	105,511	—	—	105,511
Closed-End Investment Company	—	41,337	—	41,337
Short-Term Investments (b)	509,323	—	—	509,323
Total	$1,263,869	$1,614,424	$—	$2,878,293

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,571,592)	$2,368,970
Investment in Central Cash Management Fund (cost $509,323)	509,323
Total investments in securities, at value (cost $3,080,915)	2,878,293
Receivable for Fund shares sold	6,000
Dividends receivable	2,287
Interest receivable	26
Total assets	2,886,606
Liabilities
Foreign cash overdraft (cost $12,575)	14,260
Due to Advisor	20,201
Accrued Directors' fees	2,976
Other accrued expenses and payables	54,174
Total liabilities	91,611
Net assets, at value	$2,794,995
Net Assets Consist of
Net investment loss	(14,244)
Net unrealized appreciation (depreciation) on: Investments	(202,622)
Foreign currency	(1,679)
Accumulated net realized gain (loss)	(58,253)
Paid-in capital	3,071,793
Net assets, at value	$2,794,995

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($233,053 ÷ 26,150 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$8.91
Maximum offering price per share (100 ÷ 94.25 of $8.91)	$9.45
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($27,298 ÷ 3,073 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$8.88
Class S Net Asset Value, offering and redemption price(a) per share ($56,722 ÷ 6,360 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$8.92
Institutional Class Net Asset Value, offering and redemption price(a) per share ($2,477,922 ÷ 277,719 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$8.92

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the period from September 23, 2014 (commencement of operations) to February 28, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,129)	$7,465
Income distributions — Central Cash Management Fund	139
Total income	7,604
Expenses: Management fee	15,143
Administration fee	1,082
Services to shareholders	5,187
Distribution and service fees	194
Custodian fee	9,734
Professional fees	23,843
Reports to shareholders	15,064
Registration fees	4,777
Directors' fees and expenses	3,499
Other	9,597
Total expenses before expense reductions	88,120
Expense reductions	(66,272)
Total expenses after expense reductions	21,848
Net investment income (loss)	(14,244)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(58,521)
Foreign currency	268
(58,253)
Change in net unrealized appreciation (depreciation) on: Investments	(202,622)
Foreign currency	(1,679)
(204,301)
Net gain (loss)	(262,554)
Net increase (decrease) in net assets resulting from operations	$(276,798)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended February 28, 2015 (Unaudited)*
Operations: Net investment income (loss)	$(14,244)
Operations: Net investment income (loss)	$(14,244)
Net realized gain (loss)	(58,253)
Change in net unrealized appreciation (depreciation)	(204,301)
Net increase (decrease) in net assets resulting from operations	(276,798)
Fund share transactions: Proceeds from shares sold	505,533
Payments for shares redeemed	(2,940)
Net increase (decrease) in net assets from Fund share transactions	502,593
Increase (decrease) in net assets	225,795
Net assets at beginning of period (initial capital)	2,569,200
Net assets at end of period (including net investment loss of $14,244)	$2,794,995

* For the period from September 23, 2014 (commencement of operations) to February 28, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.06)
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.09)
Net asset value, end of period	$8.91
Total Return (%)c,d	(10.90	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	233
Ratio of expenses before expense reductions (%)	8.55	*
Ratio of expenses after expense reductions (%)	2.25	*
Ratio of net investment income (loss) (%)	(1.52	)*
Portfolio turnover rate (%)	8	**
a For the period from September 23, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.09)
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.12)
Net asset value, end of period	$8.88
Total Return (%)c,d	(11.20	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	27
Ratio of expenses before expense reductions (%)	9.89	*
Ratio of expenses after expense reductions (%)	3.00	*
Ratio of net investment income (loss) (%)	(2.29	)*
Portfolio turnover rate (%)	8	**
a For the period from September 23, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.05)
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.08)
Net asset value, end of period	$8.92
Total Return (%)c	(10.80	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	57
Ratio of expenses before expense reductions (%)	8.55	*
Ratio of expenses after expense reductions (%)	2.10	*
Ratio of net investment income (loss) (%)	(1.37	)*
Portfolio turnover rate (%)	8	**
a For the period from September 23, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class	Period Ended 2/28/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.05)
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.08)
Net asset value, end of period	$8.92
Total Return (%)c	(10.80	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)	8.11	*
Ratio of expenses after expense reductions (%)	2.00	*
Ratio of net investment income (loss) (%)	(1.30	)*
Portfolio turnover rate (%)	8	**
a For the period from September 23, 2014 (commencement of operations) to February 28, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Emerging Markets Frontier Fund (the "Fund") is a diversified series of Deutsche International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investments for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the period from September 23, 2014 (commencement of operations) to February 28, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $2,789,086 and $159,005, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Deutsche Alternative Asset Management (Global) Limited ("DAAM Global"), an affiliate of DIMA, serves as subadvisor with respect to the investment and reinvestment of assets of the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays an annual management fee (exclusive of any applicable waivers/reimbursements) of 1.40% based on the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from September 23, 2014 (commencement of operations) through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	2.25%
Class C	3.00%
Class S	2.10%
Institutional Class	2.00%

For the period from September 23, 2014 (commencement of operations) to February 28, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$2,258
Class C	716
Class S	1,386
Institutional Class	61,912
$66,272

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, the Administration Fee was $1,082, of which $205 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Class A	$78	$51
Class C	72	45
Class S	99	56
Institutional Class	232	197
	$481	$349

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2015
Class C	$78	$16

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Class A	$90	$89	.25%
Class C	26	26	.25%
	$116	$115

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from September 23, 2014 (commencement of operations) to February 28, 2015, aggregated $27.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, there was no CDSC for Class C. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from September 23, 2014 (commencement of operations) to February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,041, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Investing in Frontier Markets

Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity — economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.

E. Line of Credit

The Fund (effective March 26, 2015) and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 28, 2015, DIMA held approximately 82% of the outstanding shares of the Fund.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Period Ended February 28, 2015*
	Shares	Dollars
Shares sold
Class A	23,650	$210,020
Class C	573	5,000
Class S	4,186	39,477
Institutional Class	28,299	251,036
		$505,533
Shares redeemed
Class S	(326)	$(2,940)
		$(2,940)
Net increase (decrease)
Class A	23,650	$210,020
Class C	573	5,000
Class S	3,860	36,537
Institutional Class	28,299	251,036
		$502,593
Initial capital
Class A	2,500	$25,000
Class C	2,500	25,000
Class S	2,500	25,000
Institutional Class	249,420	2,494,200
		$2,569,200

* For the period from September 23, 2014 (commencement of operations) to February 28, 2015.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 23, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the period ended February 28, 2015 (Unaudited)
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/23/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$891.00	$888.00	$892.00	$892.00
Expenses Paid per $1,000**	$9.27	$12.34	$8.65	$8.24

* For the period from September 23, 2014 (commencement of operations) to February 28, 2015.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 159 (the number of days since September 23, 2014, the commencement of the class), then divided by 365.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,013.64	$1,009.92	$1,014.38	$1,014.88
Expenses Paid per $1,000***	$11.23	$14.95	$10.49	$9.99

*** Expenses (hypothetical expenses if the Fund had been in existence from September 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Emerging Markets Frontier Fund	2.25%	3.00%	2.10%	2.00%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the Deutsche Emerging Markets Frontier Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and Deutsche Alternative Asset Management (Global) Limited (the "Sub-Advisor") in May 2014. The Agreement and the Sub-Advisory Agreement are referred to collectively herein as the "Agreements."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In May 2014, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors meet frequently to discuss fund matters. The Directors met privately with their counsel to discuss the Agreements and other matters relating to the Fund. The Directors were also advised by a fee consultant retained by the Directors (the "Fee Consultant") in the course of their review of the Agreements and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreements, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services to be provided under the Agreements. The Board noted that, under the Agreements, DIMA and the Sub-Advisor will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also considered information provided on the investment personnel of the Sub-Advisor. The Board also requested and received information regarding DIMA’s planned oversight of the Sub-Advisor. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 2.25%, 3.00%, 2.10% and 2.00% of average net assets of Class A, Class C, Class S and Institutional Class shares, respectively, for a one-year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds. With respect to the sub-advisory fees to be paid to the Sub-Advisor, the Board noted that the fees are paid by DIMA out of its fee and not directly by the Fund. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA and the Sub-Advisor.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s or the Sub-Advisor’s costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates (including the Sub-Advisor), including any fees to be received by DIMA for administrative services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and the Sub-Advisor related to brokerage and soft dollar allocations, including that the Sub-Advisor may allocate brokerage to pay for research services generated by parties other than the executing broker-dealers. The Board also noted the incidental public relations benefits to DIMA and the Sub-Advisor related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources to be dedicated by DIMA to the oversight of the Sub-Advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreements and concluded that the Agreements were in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DEFAX	DEFCX	DEFSX	DEFWX
CUSIP Number	25156G 632	25156G 624	25156G 590	25156G 616
Fund Number	1006	1306	2006	1406

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DEMFF-3
(R-037941-1 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015